PARENT ONLY INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Prepaid expenses and other current assets	$ 6,875	$ 6,452
TOTAL ASSETS	126,309	164,813
Current Liabilities
Accrued expenses and other current liabilities	94,622	90,357
TOTAL LIABILITIES	134,691	160,937
EQUITY / (DEFICIT)
Ordinary shares	17	17
Additional paid-in capital	283,137	282,722
Treasury shares, at cost	(30,359)	(28,615)
Accumulated deficit	(259,321)	(249,224)
Accumulated other comprehensive loss	(1,856)	(1,024)
TOTAL EQUITY / (DEFICIT)	(8,382)	3,876	$ 63,879	$ 49,377
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	126,309	164,813
LightInTheBox Holding Co., Ltd.
Current assets
Cash and cash equivalents	772	82
Prepaid expenses and other current assets	156	186
Amounts due from subsidiaries	$ 149,541	$ 153,746
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
TOTAL ASSETS	$ 150,469	$ 154,014
Current Liabilities
Accrued expenses and other current liabilities	667	739
Deficit of investment in subsidiaries	158,184	149,399
TOTAL LIABILITIES	158,851	150,138
EQUITY / (DEFICIT)
Ordinary shares	17	17
Additional paid-in capital	283,137	282,722
Treasury shares, at cost	(30,359)	(28,615)
Accumulated deficit	(259,321)	(249,224)
Accumulated other comprehensive loss	(1,856)	(1,024)
TOTAL EQUITY / (DEFICIT)	(8,382)	3,876
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$ 150,469	$ 154,014